BALANCE SHEETS - USD ($)	Mar. 31, 2021	Mar. 31, 2020
ASSETS
INVESTMENTS IN OPERATING PARTNERSHIPS	$ 0	$ 0
OTHER ASSETS
Cash and cash equivalents	10,819,585	6,622,109
Other assets	10,829	15,088
ASSETS	10,830,414	6,637,197
LIABILITIES
Accounts payable, accrued expenses and other liabilities	27	16,000
Accounts payable - affiliates	12,664,070	13,107,778
Capital contributions payable	785	1,039
LIABILITIES	12,664,882	13,124,817
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(1,450,880)	(6,042,833)
General Partner	(383,588)	(444,787)
PARTNERS' CAPITAL (DEFICIT)	(1,834,468)	(6,487,620)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	10,830,414	6,637,197
Series Twenty [Member]
ASSETS
INVESTMENTS IN OPERATING PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(754,767)	(754,767)
General Partner	754,767	754,767
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series Twenty One [Member]
ASSETS
INVESTMENTS IN OPERATING PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(898,231)	(898,231)
General Partner	898,231	898,231
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series Twenty Two [Member]
ASSETS
INVESTMENTS IN OPERATING PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(2,448,362)	(2,448,362)
General Partner	2,448,362	2,448,362
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series Twenty Three [Member]
ASSETS
INVESTMENTS IN OPERATING PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(224,264)	(224,264)
General Partner	224,264	224,264
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series Twenty Four [Member]
ASSETS
INVESTMENTS IN OPERATING PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	173,404	173,404
General Partner	(173,404)	(173,404)
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series Twenty Five [Member]
ASSETS
INVESTMENTS IN OPERATING PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	219,815	219,815
General Partner	(219,815)	(219,815)
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series Twenty Six [Member]
ASSETS
INVESTMENTS IN OPERATING PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	531,027	576,004
Other assets	75	0
ASSETS	531,102	576,004
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	2,199	0
Capital contributions payable	0	0
LIABILITIES	2,199	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	841,956	888,586
General Partner	(313,053)	(312,582)
PARTNERS' CAPITAL (DEFICIT)	528,903	576,004
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	531,102	576,004
Series Twenty Seven [Member]
ASSETS
INVESTMENTS IN OPERATING PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	133,264	133,264
General Partner	(133,264)	(133,264)
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series Twenty Eight [Member]
ASSETS
INVESTMENTS IN OPERATING PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	275,140	275,140
General Partner	(275,140)	(275,140)
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series Twenty Nine [Member]
ASSETS
INVESTMENTS IN OPERATING PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	164,236	157,446
Other assets	2,148	0
ASSETS	166,384	157,446
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	3,127,627	3,105,875
Capital contributions payable	785	785
LIABILITIES	3,128,412	3,106,660
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(2,593,761)	(2,581,075)
General Partner	(368,267)	(368,139)
PARTNERS' CAPITAL (DEFICIT)	(2,962,028)	(2,949,214)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	166,384	157,446
Series Thirty [Member]
ASSETS
INVESTMENTS IN OPERATING PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(883,119)	(883,119)
General Partner	883,119	883,119
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series Thirty One [Member]
ASSETS
INVESTMENTS IN OPERATING PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	353,529	353,529
General Partner	(353,529)	(353,529)
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series Thirty Two [Member]
ASSETS
INVESTMENTS IN OPERATING PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	2,640,414	193,203
Other assets	74	0
ASSETS	2,640,488	193,203
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	4,847	83,511
Capital contributions payable	0	0
LIABILITIES	4,847	83,511
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	3,015,649	514,959
General Partner	(380,008)	(405,267)
PARTNERS' CAPITAL (DEFICIT)	2,635,641	109,692
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	2,640,488	193,203
Series Thirty Three [Member]
ASSETS
INVESTMENTS IN OPERATING PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	3,040,636	561,941
Other assets	74	0
ASSETS	3,040,710	561,941
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	4,992	0
Capital contributions payable	0	0
LIABILITIES	4,992	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	3,231,141	782,102
General Partner	(195,423)	(220,161)
PARTNERS' CAPITAL (DEFICIT)	3,035,718	561,941
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	3,040,710	561,941
Series Thirty Four [Member]
ASSETS
INVESTMENTS IN OPERATING PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	129,067	148,344
Other assets	74	0
ASSETS	129,141	148,344
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	2,469,776	2,445,674
Capital contributions payable	0	0
LIABILITIES	2,469,776	2,445,674
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(2,016,839)	(1,973,967)
General Partner	(323,796)	(323,363)
PARTNERS' CAPITAL (DEFICIT)	(2,340,635)	(2,297,330)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	129,141	148,344
Series Thirty Five [Member]
ASSETS
INVESTMENTS IN OPERATING PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	223,088	223,088
General Partner	(223,088)	(223,088)
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series Thirty Six [Member]
ASSETS
INVESTMENTS IN OPERATING PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	148,221	148,221
General Partner	(148,221)	(148,221)
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series Thirty Seven [Member]
ASSETS
INVESTMENTS IN OPERATING PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	205,359	205,359
General Partner	(205,359)	(205,359)
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series Thirty Eight [Member]
ASSETS
INVESTMENTS IN OPERATING PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	188,889	188,889
General Partner	(188,889)	(188,889)
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series Thirty Nine [Member]
ASSETS
INVESTMENTS IN OPERATING PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	196,043	196,043
General Partner	(196,043)	(196,043)
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series Forty [Member]
ASSETS
INVESTMENTS IN OPERATING PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	216,900	216,900
General Partner	(216,900)	(216,900)
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series Forty One [Member]
ASSETS
INVESTMENTS IN OPERATING PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	408,743	352,239
Other assets	437	0
ASSETS	409,180	352,239
LIABILITIES
Accounts payable, accrued expenses and other liabilities	1	0
Accounts payable - affiliates	2,690,845	2,647,829
Capital contributions payable	0	0
LIABILITIES	2,690,846	2,647,829
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(2,009,681)	(2,023,466)
General Partner	(271,985)	(272,124)
PARTNERS' CAPITAL (DEFICIT)	(2,281,666)	(2,295,590)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	409,180	352,239
Series Forty Two [Member]
ASSETS
INVESTMENTS IN OPERATING PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	2,318,856	1,607,893
Other assets	82	11,300
ASSETS	2,318,938	1,619,193
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	36,736	0
Capital contributions payable	0	254
LIABILITIES	36,736	254
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	2,500,317	1,843,687
General Partner	(218,115)	(224,748)
PARTNERS' CAPITAL (DEFICIT)	2,282,202	1,618,939
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	2,318,938	1,619,193
Series Forty Three [Member]
ASSETS
INVESTMENTS IN OPERATING PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	1,416,291
Other assets	0	0
ASSETS	0	1,416,291
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	306,854	1,723,649
General Partner	(306,854)	(307,358)
PARTNERS' CAPITAL (DEFICIT)	0	1,416,291
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	1,416,291
Series Forty Four [Member]
ASSETS
INVESTMENTS IN OPERATING PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	842,738	321,693
Other assets	205	0
ASSETS	842,943	321,693
LIABILITIES
Accounts payable, accrued expenses and other liabilities	26	4,000
Accounts payable - affiliates	399,489	362,671
Capital contributions payable	0	0
LIABILITIES	399,515	366,671
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	676,442	192,920
General Partner	(233,014)	(237,898)
PARTNERS' CAPITAL (DEFICIT)	443,428	(44,978)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	842,943	321,693
Series Forty Five [Member]
ASSETS
INVESTMENTS IN OPERATING PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	294,663	859,371
Other assets	2,627	0
ASSETS	297,290	859,371
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	12,000
Accounts payable - affiliates	1,744,673	2,351,836
Capital contributions payable	0	0
LIABILITIES	1,744,673	2,363,836
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(1,079,247)	(1,135,758)
General Partner	(368,136)	(368,707)
PARTNERS' CAPITAL (DEFICIT)	(1,447,383)	(1,504,465)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	297,290	859,371
Series Forty Six [Member]
ASSETS
INVESTMENTS IN OPERATING PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	449,205	427,684
Other assets	5,033	3,788
ASSETS	454,238	431,472
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	2,182,886	2,110,382
Capital contributions payable	0	0
LIABILITIES	2,182,886	2,110,382
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(1,448,620)	(1,399,379)
General Partner	(280,028)	(279,531)
PARTNERS' CAPITAL (DEFICIT)	(1,728,648)	(1,678,910)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	$ 454,238	$ 431,472